Business Combinations (Fiscal Year 2014 Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Business Acquisition [Line Items]
Business combination payments, net of cash acquired			$ 3,252	$ 147	$ 292
NeuroTherm, Inc. [Member]
Business Acquisition [Line Items]
Business combination payments, net of cash acquired	$ 147
Long-term debt	50
Direct transaction costs	1
Intangible assets	89
Goodwill purchase accounting adjustments		$ (7)
NeuroTherm, Inc. [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets	$ 87
NeuroTherm, Inc. [Member] | Developed Technology Rights [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted average useful life	11 years
NeuroTherm, Inc. [Member] | Developed Technology Rights [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted average useful life	12 years
NeuroTherm, Inc. [Member] | Other Intangible [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2
Weighted average useful life	5 years